Document And Entity Information	6 Months Ended
Oct. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	AMTD Digital Inc.
Trading Symbol	HKD
Document Type	20-F
Current Fiscal Year End Date	--04-30
Amendment Flag	false
Entity Central Index Key	0001809691
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Oct. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	false
Document Transition Report	true
Document Period Start Date	May 01, 2023
Document Shell Company Report	false
Entity File Number	001-40463
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	66 rue Jean-Jacques
Entity Address, Address Line Two	Rousseau
Entity Address, Postal Zip Code	75001
Entity Address, City or Town	Paris
Entity Address, Country	FR
Title of 12(b) Security	each representing 0.4 Class A ordinary shares, par value US$0.0001 per share Class A ordinary shares, par value US$0.0001 per share
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Assentsure PAC
Auditor Firm ID	6783
Auditor Location	Singapore
Business Contact
Document Information Line Items
Entity Address, Address Line One	66 rue Jean-Jacques
Entity Address, Address Line Two	Rousseau
Entity Address, Postal Zip Code	75001
Entity Address, City or Town	Paris
Entity Address, Country	FR
Contact Personnel Name	Feridun Hamdullahpur
City Area Code	+33 (0)
Local Phone Number	1 4236 4597
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	11,308,207
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	65,650,000